Sumitomo Life Merger	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Sumitomo Life Merger
3. Sumitomo Life Merger
On the Merger Date, the Parent became a wholly-owned subsidiary of Sumitomo Life Insurance Company. Refer to Note 1 for further details on this transaction.
The following table summarizes the fair value of the Company's assets acquired and liabilities assumed at the Merger Date:

Fair Value As of February 1, 2016
Assets
Fixed maturities	$26,638.8
Marketable equity securities	627.5
Mortgage loans	5,077.0
Policy loans	58.3
Investments in limited partnerships	238.7
Derivatives	149.7
Total investments	32,790.0
Cash and cash equivalents	254.0
Accrued investment income	326.6
Reinsurance recoverables	321.5
VOBA	457.6
Receivables and other assets	217.0
Other intangible assets	1,416.8
Goodwill	563.0
Separate account assets	858.2
Total assets	$37,204.7

Liabilities
Funds held under deposit contracts	$31,047.4
Future policy benefits	459.3
Policy and contract claims	144.2
Other policyholders' funds	150.7
Deferred income tax liabilities, net	260.8
Other liabilities	338.0
Separate account liabilities	858.2
Total liabilities	33,258.6
Net assets acquired	$3,946.1

Other Intangible Assets
In conjunction with the Merger, the Company recognized certain specifically identifiable intangible assets. Intangible assets with finite lives are amortized on a straight-line basis over the estimated useful life of the assets. Amortizable intangible assets consist of value of distribution acquired (VODA), value of customer relationships acquired (VOCRA), trade names and technology. VODA represents the present value of expected future profits associated with the expected future business derived from distribution relationships in existence as of the Merger Date. VOCRA represents the present value of the expected future profits associated with the Company's group insurance business in-force in the Benefits segment as of the Merger Date, including the value of renewals associated with this business. Identified intangible assets were valued using the excess earnings method, relief from royalty method or cost approach, as appropriate.
Other intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Conditions that would necessitate an impairment assessment include a significant change in the extent or manner in which an asset is used or any other significant adverse change that would indicate that the carrying amount of an asset or group of assets may not be recoverable. Impairment is only recorded if the asset’s carrying amount is not recoverable through its undiscounted future cash flows. If an impairment exists, the amount is measured as the difference between the carrying amount and fair value.
Identified intangible assets recognized by the Company included the following:

	Estimated Fair Value on Merger Date	Weighted Average Estimated Useful Life
VODA	$782.0	35 years
VOCRA	361.8	10 years
Trade names	190.0	17 years
Technology	72.0	5 years
Total intangible assets subject to amortization	1,405.8	24.3 years
Insurance licenses	11.0	Indefinite
Total intangible assets	$1,416.8
The following table sets forth the gross carrying amounts and accumulated amortization for identified intangible assets as of December 31, 2017 and 2016:

	As of December 31, 2017		As of December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
VODA	$782.0	$(43.5)	$782.0	$(20.8)
VOCRA	361.8	(69.4)	361.8	(33.1)
Trade names	190.0	(21.4)	190.0	(10.3)
Technology	72.0	(27.6)	72.0	(13.2)
Total intangible assets subject to amortization	1,405.8	(161.9)	1,405.8	(77.4)
Insurance licenses	11.0	—	11.0	—
Total intangible assets	$1,416.8	$(161.9)	$1,416.8	$(77.4)

The following table sets forth the estimated future aggregate amortization expense for the next 5 years:

Year	Amount
2018	$84.5
2019	84.5
2020	84.5
2021	70.9
2022	69.6

Goodwill
Goodwill was determined based on the terms of the transaction and the fair value of the net assets of the Company under the new basis of accounting. It represents the acquisition price in excess of the fair value of net assets acquired in the Merger, including identifiable intangible assets, and reflects the Company’s future growth potential, assembled workforce and other sources of value not associated with identifiable assets. The Company's goodwill balance was assigned to its reporting units, which are the same as the Company's reportable business segments (Benefits, Deferred Annuities, Income Annuities and Individual Life). The goodwill recognized is not deductible for tax purposes.
The Company reviews goodwill for impairment at least annually, as of July 1, or more frequently if there are indicators of impairment, with consideration given to financial performance and estimates of the future profitability of the associated lines of business. When evaluating whether goodwill is impaired, the Company generally first determines through qualitative analysis whether relevant events and circumstances indicate that it is more likely than not that goodwill balances are impaired. If it is determined that it is more likely than not that an impairment exists, the Company compares its estimate of the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. If the fair value is lower than the carrying amount, the Company determines the implied fair value of goodwill and records an impairment equal to the excess of the existing goodwill balance over the implied fair value. During the third quarter of 2017, the Company performed its annual impairment assessment of goodwill and determined that goodwill was not impaired.
Value of Business Acquired (VOBA)
As a result of the Merger, the Company's DAC balance was reset to zero, and a balance for VOBA was established. Refer to Note 8 for more detailed discussion.
Treatment of Outstanding Employee Awards
At or immediately prior to the effective time of the Merger, unvested and outstanding awards granted under the Symetra Financial Corporation Equity Plan, in which the Company's employees participated, were canceled and converted into a right to receive amounts in cash, without interest. This included stock options, restricted stock, and performance unit awards. Upon completion of the Merger, $16.7 was recorded as an expense of the Successor Company related to these awards.